Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS, AT FAIR VALUE:
Participant-directed investments	$ 412,154,945	$ 367,811,455
RECEIVABLES:
Notes receivable from participants	5,976,721	5,539,476
NET ASSETS AVAILABLE FOR BENEFITS	$ 418,131,666	$ 373,350,931